Leases - Amounts recognized (Details) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Leases
Depreciation expense on right-of-use assets	€ (225)
Expenses relating to short-term leases	(26)
Interest expense on lease liabilities	(28)
Income from subleasing leasehold and freehold properties	9
Gains arising from sale and leaseback transactions	9
Total recognized in the income statement	€ (261)